UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2008

                   DATE OF REPORTING PERIOD: JANUARY 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS

January 31, 2008                                                    (Unaudited)

LSV CONSERVATIVE CORE                            Value
EQUITY FUND                    Shares            (000)
------------------------------------------------------
COMMON STOCK (98.3%)
AEROSPACE & DEFENSE (5.3%)
 3M                              5,100      $      406
 Boeing                          5,300             441
 General Electric               25,900             917
 L-3 Communications Holdings,
    Cl 3                         1,800             200
 Northrop Grumman                4,600             365
                                            ----------
                                                 2,329
                                            ----------
AGRICULTURAL OPERATIONS (0.4%)
 Archer-Daniels-Midland          3,900             172
                                            ----------

AIR FREIGHT & LOGISTICS (0.6%)
 FedEx                           2,600             243
                                            ----------

AIRCRAFT (1.6%)
 Honeywell International         6,700             396
 Lockheed Martin                 2,900             313
                                            ----------
                                                   709
                                            ----------
APPAREL RETAIL (0.8%)
 Gap                             7,800             149
 TJX                             5,700             180
                                            ----------
                                                   329
                                            ----------
ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
 Ameriprise Financial            4,000             221
                                            ----------

AUTOMOTIVE (0.5%)
 General Motors                  6,200             175
 TRW Automotive Holdings         2,300              53
                                            ----------
                                                   228
                                            ----------
BANKS (8.6%)
 Bank of America                15,300             678
 BB&T                            7,300             265
 JPMorgan Chase                 17,300             823
 Keycorp                         3,600              94
 National City                   3,800              68
 PNC Financial Services Group    3,300             216
 Regions Financial               4,000             101
 SunTrust Banks                  2,800             193
 UnionBanCal                     1,500              74
 US Bancorp                     11,400             387
 Wachovia                       14,600             568
 Washington Mutual               4,500              90
 Wells Fargo                     5,200             177
                                            ----------
                                                 3,734
                                            ----------
BIOTECHNOLOGY (1.1%)
 Amgen                          10,300             480
                                            ----------

BROADCASTING, NEWSPAPERS & ADVERTISING (0.7%)
 CBS, Cl B                      12,700             320
                                            ----------

BUILDING & CONSTRUCTION (0.6%)
 Lennox International            3,200             119
 Masco                           6,000             137
                                            ----------
                                                   256
                                            ----------


                                                 Value
                               Shares            (000)
------------------------------------------------------
CHEMICALS (2.7%)
 Dow Chemical                    8,800      $      340
 EI Du Pont de Nemours           8,100             366
 Lowe's                          8,100             214
 PPG Industries                  2,200             146
 Rohm & Haas                     2,100             112
                                            ----------
                                                 1,178
                                            ----------
COMMERCIAL PRINTING (0.5%)
 RR Donnelley & Sons             6,700             234
                                            ----------

COMMERCIAL SERVICES (0.7%)
 Convergys *                     8,600             133
 Electronic Data Systems         7,600             153
                                            ----------
                                                   286
                                            ----------
COMPUTER & ELECTRONICS RETAIL (0.5%)
 Best Buy                        4,500             220
                                            ----------

COMPUTERS & SERVICES (7.2%)
 Apple *                           800             108
 Applied Materials              12,900             231
 Computer Sciences *             2,600             110
 Google, Cl A *                    300             169
 Hewlett-Packard                 9,700             424
 International Business
    Machines                     6,600             709
 Microsoft                      19,100             623
 Seagate Technology              6,100             124
 Sun Microsystems *             15,600             273
 Symantec *                     13,200             237
 Western Digital *               4,500             119
                                            ----------
                                                 3,127
                                            ----------
CONSUMER DISCRETIONARY (1.5%)
 Kimberly-Clark                  3,600             236
 Procter & Gamble                6,400             422
                                            ----------
                                                   658
                                            ----------
CONSUMER PRODUCTS (1.3%)
 Brunswick                       2,700              51
 Hasbro                          7,500             195
 Mattel                         12,600             265
 Polaris Industries              1,700              74
                                            ----------
                                                   585
                                            ----------
DIVERSIFIED MANUFACTURING (0.1%)
 Teleflex                        1,100              65
                                            ----------

DIVERSIFIED METALS & MINING (0.5%)
 Freeport-McMoRan Copper &
    Gold                         1,200             107
 Southern Copper                 1,000              94
                                            ----------
                                                   201
                                            ----------
ELECTRICAL SERVICES (2.5%)
 Dominion Resources              5,600             241
 FirstEnergy                     3,300             235
 PG&E                            3,600             148
 Progress Energy                 3,300             149
 SCANA                           2,300              86
 Westar Energy                   3,600              87

SCHEDULE OF INVESTMENTS

January 31, 2008                                                    (Unaudited)

LSV CONSERVATIVE CORE                            Value
EQUITY FUND                    Shares            (000)
------------------------------------------------------
ELECTRICAL SERVICES (CONTINUED)
 Xcel Energy                     6,700      $      139
                                            ----------
                                                 1,085
                                            ----------
ENVIRONMENTAL & FACILITIES SERVICES (0.9%)
 Republic Services, Cl A         6,000             180
 Waste Management                6,000             195
                                            ----------
                                                   375
                                            ----------
FINANCIAL SERVICES (4.5%)
 Bear Stearns                      600              54
 CIT Group                       7,600             212
 Citigroup                      21,600             610
 Countrywide Credit Industry     3,700              26
 Discover Financial Services     1,450              25
 Goldman Sachs Group             2,000             402
 Lehman Brothers Holdings        4,300             276
 Morgan Stanley                  7,100             351
                                            ----------
                                                 1,956
                                            ----------
FOOD, BEVERAGE & TOBACCO (2.4%)
 Altria Group                    3,200             243
 Coca-Cola                       2,700             160
 Coca-Cola Enterprises           6,200             143
 ConAgra Foods                   6,500             140
 Pepsi Bottling Group            3,000             104
 PepsiCo                         2,100             143
 Supervalu                       3,800             114
                                            ----------
                                                 1,047
                                            ----------
GAS/NATURAL GAS (0.4%)
 AGL Resources                   4,300             163
                                            ----------

HOUSEHOLD PRODUCTS, FURNITURE & FIXTURES (0.4%)
 Leggett & Platt                 3,800              72
 Whirlpool                       1,400             119
                                            ----------
                                                   191
                                            ----------
INSURANCE (7.4%)
 ACE                             2,700             158
 Allstate                        4,900             241
 American International Group   12,900             712
 Chubb                           4,700             243
 Cigna                           4,000             197
 Genworth Financial, Cl A        3,400              83
 Hartford Financial Services
    Group                        1,500             121
 Lincoln National                2,800             152
 Loews                           2,500             117
 MBIA                            1,600              25
 MetLife                         1,700             100
 Prudential Financial            2,100             177
 Travelers                       6,600             317
 UnitedHealth Group              3,200             163
 Unum Group                      7,500             170
 WellPoint *                     2,000             156
 XL Capital, Cl A                2,300             103
                                            ----------
                                                 3,235
                                            ----------

                                                 Value
                               Shares            (000)
------------------------------------------------------
LEASING & RENTING (0.3%)
 WW Grainger                     1,600      $      127
                                            ----------

MACHINERY (2.8%)
 Black & Decker                  1,600             116
 Caterpillar                     5,400             384
 Deere                           1,000              88
 Eaton                           1,200              99
 Illinois Tool Works             3,500             177
 Ingersoll-Rand, Cl A            4,000             158
 Parker Hannifin                 2,900             196
                                            ----------
                                                 1,218
                                            ----------
MORTGAGE REIT'S (0.1%)
 Thornburg Mortgage              3,300              37
                                            ----------

MOTORCYCLE MANUFACTURERS (0.6%)
 Harley-Davidson                 5,900             239
                                            ----------

MULTIMEDIA (1.0%)
 Time Warner                    26,300             414
                                            ----------

OFFICE ELECTRONICS (0.7%)
 Xerox                          19,800             305
                                            ----------

OFFICE EQUIPMENT (0.3%)
 Steelcase, Cl A                 7,500             115
                                            ----------

OIL & GAS EQUIPMENT & SERVICES (0.4%)
 Halliburton                     4,900             163
                                            ----------

PAPER & PAPER PRODUCTS (0.7%)
 International Paper             9,700             313
                                            ----------

PAPER PACKAGING (0.1%)
 Sonoco Products                 2,100              65
                                            ----------

PETROLEUM & FUEL PRODUCTS (11.1%)
 Apache                          1,100             105
 Chevron                        10,100             853
 ConocoPhillips                  8,500             683
 Exxon Mobil                    21,900           1,892
 Marathon Oil                    6,000             281
 Occidental Petroleum            5,000             339
 Patterson-UTI Energy            5,700             112
 Sunoco                          2,100             131
 Tesoro                          1,500              58
 Transocean                        618              76
 Valero Energy                   5,300             314
                                            ----------
                                                 4,844
                                            ----------
PHARMACEUTICALS (7.8%)
 Eli Lilly                       9,400             484
 Forest Laboratories *           3,700             147
 Johnson & Johnson              14,800             936
 King Pharmaceuticals *          8,300              87
 Merck                           6,100             282
 Mylan Laboratories              4,800              72
 Pfizer                         37,700             882
 Watson Pharmaceuticals *        2,900              76

SCHEDULE OF INVESTMENTS

January 31, 2008                                                    (Unaudited)

LSV CONSERVATIVE CORE                            Value
EQUITY FUND                    Shares            (000)
------------------------------------------------------
PHARMACEUTICALS (CONTINUED)
 Wyeth                          11,100      $      442
                                            ----------
                                                 3,408
                                            ----------
PRINTING & PUBLISHING (0.4%)
 Gannett                         1,800              66
 Lexmark International, Cl A *   3,000             109
                                            ----------
                                                   175
                                            ----------
RAILROADS (0.7%)
 Norfolk Southern                5,300             288
                                            ----------

REINSURANCE (0.5%)
 Everest Re Group                2,200             224
                                            ----------

RETAIL (5.6%)
 Brinker International           2,900              54
 Darden Restaurants              2,700              77
 Home Depot                     17,100             524
 JC Penney                       1,600              76
 Kroger                         12,900             328
 Macy's                          7,700             213
 McDonald's                      7,900             423
 Wal-Mart Stores                15,000             763
                                            ----------
                                                 2,458
                                            ----------
RETAIL REIT'S (0.2%)
 National Retail Properties      3,900              89
                                            ----------

SECURITIES BROKERAGE/DEALERS (0.6%)
 Merrill Lynch & Company, Inc.   4,300             242
                                            ----------

SEMI-CONDUCTORS/INSTRUMENTS (3.3%)
 Amkor Technology *              7,800              60
 Analog Devices                  4,500             128
 Cymer *                         3,900             105
 Integrated Device Technology * 13,800             103
 Intel                           8,600             182
 Kla-Tencor                      4,100             171
 Molex                           7,400             178
 Texas Instruments              14,600             452
 Vishay Intertechnology *        6,900              72
                                            ----------
                                                 1,451
                                            ----------
SPECIALIZED REIT'S (0.2%)
 Hospitality Properties Trust    2,100              71
                                            ----------

STEEL & STEEL WORKS (1.5%)
 Alcoa                           7,800             258
 Nucor                           4,300             249
 United States Steel             1,600             163
                                            ----------
                                                   670
                                            ----------
TECHNOLOGY DISTRIBUTORS (0.3%)
 Avnet *                         3,900             139
                                            ----------

TELEPHONES & TELECOMMUNICATIONS (4.7%)
 AT&T                           27,400           1,055
 Cisco Systems *                 9,400             230
 Embarq                          1,400              63
 Motorola                        8,500              98

                              Shares/Face        Value
                             Amount (000)        (000)
------------------------------------------------------
TELEPHONES & TELECOMMUNICATIONS (CONTINUED)
 Verizon Communications         15,400      $      598
                                            ----------
                                                 2,044
                                            ----------
TRUCKING (0.2%)
 Con-way                         1,900              92
                                            ----------
TOTAL COMMON STOCK
    (Cost $47,608)                              42,818
                                            ----------

REPURCHASE AGREEMENT (1.6%)
  Morgan Stanley
    2.750%, dated 01/31/08, to
    be repurchased on 02/01/08,
    repurchase price $682,826
    (collateralized by a U.S.
    Treasury Bond, par value
    $406,672, 3.625%, 04/15/28,
    with total market value
    $696,433)                     $683             683
                                            ----------

TOTAL REPURCHASE AGREEMENT
    (Cost $683)                                    683
                                            ----------
TOTAL INVESTMENTS  (99.9%)
  (Cost $48,291)  +                         $   43,501
                                            ==========

      PERCENTAGES ARE BASED ON NET ASSETS OF $43,560(000).
*     NON-INCOME PRODUCING SECURITY.

CL -- CLASS
REIT -- REAL ESTATE INVESTMENT TRUST


+ AT JANUARY 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $48,298(000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $658(000) AND $(5,455)(000), RESPECTIVELY.

FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

LSV-QH-003-0200

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 The Advisors' Inner Circle Fund


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------------------
                                             James F. Volk
                                             President

Date: March 26, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ James F. Volk
                                             -------------------------------
                                             James F. Volk
                                             President

Date: March 26, 2008

By (Signature and Title)*                    /s/ Michael Lawson
                                             -------------------------------
                                             Michael Lawson
                                             Controller & CFO

Date: March 26, 2008



* Print the name and title of each signing officer under his or her signature.